Cover	Dec. 19, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	LCI INDUSTRIES
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13646
Entity Tax Identification Number	13-3250533
Entity Address, Address Line One	3501 County Road 6 East,
Entity Address, City or Town	Elkhart,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514
City Area Code	(574)
Local Phone Number	535-1125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	LCII
Security Exchange Name	NYSE
Entity Central Index Key	0000763744
Amendment Flag	true
Amendment Description	On December 19, 2019, LCI Industries filed a Current Report on Form 8-K (the "Original Form 8-K"), reporting, among other items, that on December 19, 2019, through our wholly-owned subsidiary Lippert Components, Inc., we consummated the previously announced acquisition of Curt Acquisition Holdings, Inc. ("Curt"), pursuant to the Stock Purchase Agreement dated November 21, 2019 (the "Acquisition"). This Current Report on Form 8-K (Amendment No. 1) is being filed to amend and supplement the Original Form 8-K to provide the historical financial statements of Curt and the unaudited pro forma condensed combined financial information required by items 9.01(a) and 9.01(b) of Current Report on Form 8-K, respectively. Such financial information was excluded from the Original Form 8-K in reliance on the instructions to such items.